Business Combinations - Acquisition of Zhonghuan - Additional Information (Details) - Zhonghuan ¥ in Thousands	Jul. 12, 2019 CNY (¥)
Business Acquisition [Line Items]
Cash included in fair value of mandatorily redeemable noncontrolling interest	¥ 193,982
Fair value of deemed issued shares	482,671
Fair value of contingently returnable consideration from seller	17,349
Fair value of contingent consideration payable to seller	49,890
Cash, cash equivalents	¥ 163,000
Acquired amortizable intangible assets, weighted average amortization period	3 years 8 months 12 days
Other Noncurrent Assets
Business Acquisition [Line Items]
Fair value of contingently returnable consideration from seller	¥ 17,000
Other Noncurrent Liabilities
Business Acquisition [Line Items]
Fair value of contingent consideration payable to seller	¥ 50,000
Maximum
Business Acquisition [Line Items]
Acquired amortizable intangible assets, estimated amortization period	7 years